Related party transactions	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTY TRANSACTIONS

14. Related party transactions

Related parties represent major shareholders, associates, directors and key management personnel of the Group and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

▪	Compensation of key management personnel of the Group for the period ended 30 June 2022, consisting of salaries and benefits was USD 3,017 thousand (30 June 2021: USD 2,280 thousand). Out of the total amount of key management personnel compensation, an amount of USD 821 thousand (30 June 2021: USD 538 thousand) represents long-term benefits which are the earn out value of share-based expenses resulting from the issuance of restricted share awards to key management personnel during the period pursuant to the ‘International General Insurance Holdings Ltd. 2020 Omnibus Incentive Plan’ (see note 11).

▪	The Group has paid aircraft management fees and chartering revenues commission in the amount of USD 139 thousand (30 June 2021: USD 131 thousand) to Arab Wings Co. where a shareholder has a controlling interest. As at 30 June 2022, there was an amount of USD 95 thousand payable from Arab Wings Co. (31 December 2021: payable of USD 186 thousand).

▪	Included within the investment properties (see note 7) are lands with a total amount of USD 406 thousand (31 December 2021: USD 625 thousand) registered in the name of a former Director of the Group. The Group has obtained a proxy and has full control over these investment properties.

▪	In connection with the Business Combination, the Group issued 4,000,000 warrants in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh (the Chief Executive Officer and Chairman of the Board of Directors) (see note 9). As at 30 June 2022, none of the Warrants have been exercised or redeemed since originally issued.

▪	On 24 March 2022, the Board of Directors approved the grant of 149,377 restricted shares to Wasef Jabsheh (the Chief Executive Officer and Chairman of the Board of Directors) pursuant to the Group’s 2020 Omnibus Incentive Plan (see note 11).